Credit Agreement and Effective Interest Rates Adjusted for Swaps (Detail)	Dec. 31, 2013	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Tranche A	Dec. 31, 2012 Tranche C	Dec. 31, 2012 Tranche D	Dec. 31, 2012 Tranche E
Debt And Credit Agreements [Line Items]
Effective interest rate	1.00%	3.42%	1.92%	3.92%	4.50%	4.00%
Effective rate adjusted for swaps				4.41%		4.10%